Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,630,924.72

Principal:
Principal Collections	$22,316,530.61
Prepayments in Full	$15,765,056.46
Liquidation Proceeds	$583,736.40
Recoveries	$70,778.79
Sub Total	$38,736,102.26
Collections	$42,367,026.98

Purchase Amounts:
Purchase Amounts Related to Principal	$341,057.59
Purchase Amounts Related to Interest	$2,389.34
Sub Total	$343,446.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,710,473.91

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,710,473.91
Servicing Fee	$809,949.78	$809,949.78	$0.00	$0.00	$41,900,524.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,900,524.13
Interest - Class A-2 Notes	$71,782.27	$71,782.27	$0.00	$0.00	$41,828,741.86
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$41,586,108.53
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$41,498,385.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,498,385.61
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$41,448,273.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,448,273.53
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$41,403,812.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,403,812.45
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$41,339,883.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,339,883.20
Regular Principal Payment	$37,096,551.11	$37,096,551.11	$0.00	$0.00	$4,243,332.09
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,243,332.09
Residuel Released to Depositor	$0.00	$4,243,332.09	$0.00	$0.00	$0.00
Total		$42,710,473.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,096,551.11
Total					$37,096,551.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,096,551.11	$74.55	$71,782.27	$0.14	$37,168,333.38	$74.69
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$37,096,551.11	$23.04	$560,640.93	$0.35	$37,657,192.04	$23.39

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$183,273,881.91	0.3683157	$146,177,330.80	0.2937647
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$929,013,881.91	0.5770129	$891,917,330.80	0.5539722

Pool Information
Weighted Average APR	4.424%	4.418%
Weighted Average Remaining Term	45.32	44.49
Number of Receivables Outstanding	51,938	50,650
Pool Balance	$971,939,736.75	$932,632,571.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$935,394,306.50	$897,708,147.91
Pool Factor	0.5927422	0.5687705

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$13,989,488.57
Yield Supplement Overcollateralization Amount	$34,924,423.50
Targeted Overcollateralization Amount	$40,715,240.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,715,240.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		154	$300,784.28
(Recoveries)		55	$70,778.79
Net Losses for Current Collection Period			$230,005.49
Cumulative Net Losses Last Collection Period			$3,921,072.84
Cumulative Net Losses for all Collection Periods			$4,151,078.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.48%	671	$13,831,025.57
61-90 Days Delinquent	0.19%	83	$1,795,476.53
91-120 Days Delinquent	0.04%	16	$407,465.88
Over 120 Days Delinquent	0.05%	22	$425,637.21
Total Delinquent Receivables	1.76%	792	$16,459,605.19

Repossession Inventory:
Repossessed in the Current Collection Period		50	$1,080,787.13
Total Repossessed Inventory		70	$1,510,221.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4749%
Preceding Collection Period			0.4206%
Current Collection Period			0.2898%
Three Month Average			0.3951%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1539%
Preceding Collection Period			0.1925%
Current Collection Period			0.2389%
Three Month Average			0.1951%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer